SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization – Go Ez Corporation (“the Company”) was incorporated on October 24, 1979 as E.R.C. Energy Recovery Corporation in the State of Delaware for the purpose of providing accounting, personnel recruiting and general business consulting. Currently, the Company provides technology devices, accessories and internet services in the United States of America. The products are sold through online and offline retailors, wholesale distributors. Internet technology services include full unit testing, framework design, development, implementation, and testing to internet services companies. The Company has wholly-owned subsidiaries in Miami, Florida, USA. The Company changed its name to Go Ez Corporation on May 7, 2014.

Condensed Consolidated Financial Statements - The accompanying financial statements have been prepared by the Company without audit. In the opinionof management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at June 30, 2015 and 2014 and for the periods then ended have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America have been condensed or omitted. It is suggested that these financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s June 30, 2014 audited financial statements. The results of operations for the three months ended June 30, 2015 and 2014 are not necessarily indicative of the operating results for the full year.

Principles of Consolidation - The consolidated financial statements for June 30, 2015 do not include the accounts of Evotech Capital S.A., the largest shareholder of the Company. Evotech is the investor acquiring 73% voting equity of the company, which is recognized as a change of control. The sale of common stocks was recorded at cost. The consolidated financial statements for June 30, 2015 include the accounts of Go Ez Corporation, Federal Technology Agency, Inc.(“FTA”), of which Go Ez Corporation owns 70%, and Glophone International Inc., a wholly-owned subsidiary of Go Ez Corporation. All significant intercompany balances and transactions have been eliminated.

Accounting Estimates- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated by management.

Reclassification - The financial statements for periods prior to June 30, 2015 have been reclassified to conform to the headings and classifications used in the June 30, 2015 financial statements.

Organization - Go Ez Corporation (“the Company”) was incorporated on October 24, 1979 as E.R.C. Energy Recovery Corporation in the State of Delaware for the purpose of providing accounting, personnel recruiting and general business consulting. The Company changed its name to Go Ez Corporation on May 7, 2014. The Company acquired 70% of Federal Technology Agency, Inc. on December 22, 2014.

Principles of Consolidation – The consolidated financial statements for December 31, 2014 do not include the accounts of Evotech Capital S.A., the largest shareholder of the Company. Evotech is the investor acquiring 73% voting equity of the company, which is recognized as a change of control. The sale of common stocks was recorded at cost. The consolidated financial statements for December 31, 2013 include the accounts of Go Ez Corporation and Federal Technology Agency, Inc., of which Go Ez Corporation owns 70%. All significant intercompany balances and transactions have been eliminated.

Development Stage - The Company discontinued its operations in 1989 and was considered to be a Development Stage Company up through December 22, 2014 when it acquired 70% of the operations of Federal Technology Agency, Inc.

Cash and Cash Equivalents - The Company considers all highly liquid debt investments purchased with a maturity of three months or less to be cash equivalents.

Property and Equipment - Property and equipment are recorded at cost, less accumulated depreciation. Depreciation on property and equipment is determined using the straight-line method over the estimated useful lives of the assets which range from three to seven years. Expenditures for maintenance and repairs are expensed when incurred.

Fair Value of Financial Instruments - The Company estimates that the fair value of all financial instruments does not differ materially from the aggregate carrying values of its financial instruments recorded in the accompanying consolidated balance sheets because of the short-term maturity of these financial instruments.

Income Taxes - The Company accounts for income taxes in accordance with ASC Topic No. 740, “Income Taxes.” This standard requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards.

The Company has no tax positions at December 31, 2014 and 2013 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2014 and 2013, the Company recognized no interest and penalties. The Company had no accruals for interest and penalties at December 31, 2014 or 2013. All tax years starting with 2010 are open for examination.

Revenue Recognition - The Company’s revenue is derived primarily from providing services under contractual agreements. The Company recognizes revenue in accordance with ASC Topic No. 605 based on the following criteria: Persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.

Allowance for Doubtful Accounts - The Company establishes an allowance for doubtful accounts to ensure accounts receivables are not overstated due to uncollectability. Bad debt reserves are maintained based on a variety of factors, including the length of time receivables are past due and a detailed review of certain individual customer accounts. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. The allowance for doubtful accounts at December 31, 2014 and 2013 is $700 and $-0-, respectively.

Reclassification - Certain amounts in prior-period financial statements have been reclassified for comparative purposes to conform to presentation in the current-period financial statements.

Loss Per Share - The Company computes loss per share in accordance with Accounting Standards Codification (“ASC”) Topic No. 260, Earnings Per Share, which requires the Company to present basic and dilutive loss per share when the effect is dilutive.

Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated by management.

Recently Enacted Accounting Standards - The FASB established the Accounting Standards Codification (“Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) issued under authority of federal securities laws are also sources of GAAP for SEC registrants.

Recent Accounting Standards Updates (“ASU”) through ASU No. 2015-1 contains technical corrections to existing guidance or affects guidance to specialized industries. These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

Fair Value of Financial Instruments - Fair Value of Financial Instruments, requires disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value. As of December 31, 2014, the balances reported for cash, prepaid expenses, accounts payable, accrued expenses, derivative liability, and notes payable approximate the fair value because of their short maturities.

We adopted ASC Topic 820 (originally issued as SFAS 157, “Fair Value Measurements”) for financial instruments measured as fair value on a recurring basis. ASC Topic 820 defines fair value, established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 31, 2014:

Fair Value of Financial Instruments

	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-

Liabilities

Derivative Liability	$268,403	$-	$-	$268,403
Total liabilities measured at fair value	$268,403	$-	$-	$268,403